                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05987

              Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                       COUPON    DEMAND
THOUSANDS                                                        RATE+     DATE*       VALUE
---------                                                       ------   --------   -----------
            NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE
               RATE MUNICIPAL OBLIGATIONS (82.0%)
   $1,495   Metropolitan Transportation Authority,
               ROCs II-R Ser 263 (FSA)                           2.78%   10/07/05   $ 1,495,000
    1,500   Monroe County Industrial Development Agency,
               St John Fisher College, Ser 2005 (Radian)         2.72    10/07/05     1,500,000
    1,900   Nassau County Industrial Agency, 1999
               Cold Spring Harbor Laboratory                     2.79    10/03/05     1,900,000
    1,300   Nassau County Interim Finance Authority,
               Sales Tax Ser 2002 B (FSA)                        2.72    10/07/05     1,300,000
            New York City,
      500      Fiscal 1994 Ser E Subser E-3                      2.79    10/03/05       500,000
    2,000      Fiscal 2003 Subser C-4                            2.75    10/07/05     2,000,000
            New York City Housing Development Corporation,
    2,000      James Tower Development 2002 Ser A                2.68    10/07/05     2,000,000
    2,700      Multi Family Carnegie Park Ser 1997 A             2.75    10/07/05     2,700,000
      200   New York City Industrial Development Agency,
               National Audubon Society Inc Ser 1989             2.78    10/03/05       200,000
    1,500   New York City Transitional Finance Authority,
               Recovery Fiscal 2003 Ser 1 Subser 1D              2.79    10/03/05     1,500,000
    1,000   New York State, Environmental Quality Ser 1998 G     2.95    08/03/06     1,000,000
            New York State Dormitory Authority,
    1,000      Mental Health Services Facilities
                  Ser 2003F - 2C (FSA)                           2.75    10/07/05     1,000,000
    1,365      Mount Saint Mary College, Ser 2005                2.80    10/07/05     1,365,000
    1,500      North Shore - Long Island Jewish Obligated
                  Group Ser 2005 Subser A                        2.73    10/07/05     1,500,000
      650      The Metropolitan Museum of Art Ser A              2.72    10/07/05       650,000
    1,500      The New York Public Library Ser 1998 B (MBIA)     2.75    10/07/05     1,500,000
    1,000      Upstate Community Colleges Ser 2005 C (CIFG)      2.75    10/07/05     1,000,000
      790      Yeshiva University Ser 2004 ROCs
                  II-R 4558 (Ambac)                              2.78    10/07/05       790,000
    3,000   New York State Energy Research & Development
               Authority, Long Island Lighting
               Co Ser 1997 A (AMT)                               2.81    10/07/05     3,000,000
            New York State Housing Finance Agency,
    1,200      20 River Terrace Housing 2002 Ser A               2.76    10/07/05     1,200,000
    3,000      150 East 44th Street 2000 Ser A (AMT)             2.78    10/07/05     3,000,000
    3,200      750 Sixth Avenue 1998 Ser A (AMT)                 2.81    10/07/05     3,200,000
    2,500      Historic Front Street 2003 Ser A                  2.73    10/07/05     2,500,000
    2,300      State Personal Income Tax Economic Development
                  & Housing Ser 2005 C (FGIC)                    2.76    10/07/05     2,300,000
    1,700   New York State Local Government Assistance
               Corporation, Ser 1994 B                           2.72    10/07/05     1,700,000
    1,500   New York State Mortgage Agency, Homeowner
               Mortgage Ser 122 (AMT)                            2.80    10/07/05     1,500,000
    1,000   New York State Power Authority Ser 1985              2.80    03/01/06     1,000,000
    2,800   Oneida Indian Nation of New York, Ser 2002           2.72    10/07/05     2,800,000
    1,000   Sales Tax Asset Receivable Corporation,
               2004 Ser A Eagle # 20040048 Class A (Ambac)       2.78    10/07/05     1,000,000
    1,800   Suffolk County Water Authority, Ser 2003 BANs        2.68    10/07/05     1,800,000

            Puerto Rico
    1,000   Commonwealth of Puerto Rico Public Improvement
               Bonds, Ser 2001-1 TOCs (FSA)                      2.76    10/07/05     1,000,000
                                                                                    -----------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE
               RATE MUNICIPAL OBLIGATIONS
            (Cost $49,900,000)                                                       49,900,000
                                                                                    -----------

                                                                                     YIELD TO
                                                                                     MATURITY
                                                                COUPON   MATURITY   ON DATE OF
                                                                 RATE      DATE      PURCHASE
                                                                ------   --------   ----------
            NEW YORK TAX-EXEMPT COMMERCIAL PAPER (5.7%)
    2,000   New York State, Environmental Quality Ser 1997 A     2.60%   10/05/05       2.60%       2,000,000
    1,500   New York State Dormitory Authority, Columbia
               University 1997 Issue                             2.60    10/06/05       2.60        1,500,000
                                                                                                  -----------
            TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
            (Cost $3,500,000)                                                                       3,500,000
                                                                                                  -----------
            NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL
               NOTES (11.9%)
            Board of Cooperative Educational Services,
    1,000      Oswego County School District Ser 2005 RANs,
                  dtd 06/23/05                                   4.00    06/23/06       2.85        1,008,117

    1,000      Suffolk County First Supervisory District
                  Ser 2005 RANs, dtd 07/01/05                    3.75    06/29/06       2.84        1,006,570
    1,000      Westchester County Second Supervisory District
                  Ser 2004 RANs, dtd 10/28/04                    2.75    10/14/05       1.98        1,000,269
      937   Friendship Central School District,
               Ser 2005 BANs, dtd 08/03/05                       4.00    08/03/06       2.85          945,782
    1,280   Spencer-Van Etten Central School District,
               Ser 2005 BANs, dtd 06/17/05                       4.25    06/15/06       2.83        1,292,443
    1,000   Vestal, Ser 2005 BANs, dtd 07/14/05                  3.75    07/14/06       2.77        1,007,467
    1,000   Yorktown Central School District, TANs,
               dtd 07/12/05                                      3.15    10/31/05       2.43        1,000,584
                                                                                                  -----------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM
               MUNICIPAL NOTES
            (Cost $7,261,232)                                                                       7,261,232
                                                                                                  -----------
            TOTAL INVESTMENTS (Cost $60,661,232) (a)                                    99.6%      60,661,232
            OTHER ASSETS IN EXCESS OF LIABILITIES                                        0.4          221,062
                                                                                       -----      -----------
            NET ASSETS                                                                 100.0%     $60,882,294
                                                                                       =====      ===========

----------
AMT  Alternative Minimum Tax.

BANs Bond Anticipation Notes.

RANs Revenue Anticipation Notes.

ROCs Reset Option Certificates.

TOCs Tender Option Certificates.

+    Rate shown is the rate in effect at September 30, 2005.

*    Date on which the principal amount can be recovered through demand.

(a)  Cost is the same for federal income tax purposes.

Bond Insurance:

Ambac  Ambac Assurance Corporation.

CIFG   CIFG Assurance North America, Inc.

FSA    Financial Security Assurance Inc.

FGIC   Financial Guaranty Insurance Company.

MBIA   Municipal Bond Investors Assurance Corporation.

Radian Radian Asset Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust


/s/ Ronald E. Robison
--------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
--------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2005


/s/ Francis Smith
--------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2005


                                        3